Summary of Significant Accounting Policies (Details)	3 Months Ended			12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)
Summary of Significant Accounting Policies (Details) [Line Items]
Advance to suppliers	$ 534,388			$ 564,846		$ 377,088
Construction in Progress	8,818,289			8,726,299		8,283,595
Advertising expenses	1,227		$ 3,459	2,542		$ 410
Insurance amount	$ 72,500	¥ 500,000		$ 72,500	¥ 500,000
Revenue percentage	10.00%	10.00%		10.00%	10.00%	10.00%
Purchase percentage	10.00%	10.00%				60.00%
Net purchase						$ 31,409
Commission expense	$ 3,356,746		$ 0
Total revenue	$ 4,284,114
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Value added tax percentage	0.00%	0.00%		0.00%	0.00%
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Value added tax percentage	17.00%	17.00%		17.00%	17.00%
One supplier [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Purchase percentage						10.00%
Tengjunxiang [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Subsidiaries percentage	100.00%	100.00%		100.00%	100.00%
Tengjunxiang HK [Member] | WOFE [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Subsidiaries percentage	94.95%	94.95%		94.95%	94.95%